SEGMENT INFORMATION - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025 Segment
Segment Reporting [Abstract]
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	srt:ChiefExecutiveOfficerMember
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	Operating segments are defined as components of an enterprise engaging in businesses activities for which separate financial information is available that is regularly evaluated by the Group’s chief operating decision makers (“CODM”) in deciding how to allocate resources and assess performance. The Group’s CODM has been identified as the CEO. The Group is currently engaged in providing learning services and educational content & digitalized learning products. The CODM uses consolidated net income to measure segment profit or loss, allocate resources, and assess performance. As such, the Group concluded that it has one operating segment and one reporting segment. The Group operates solely in mainland China and all of the Group’s long-lived assets are located in mainland China. See Note 2 for description of the Company’s disaggregated revenues. Significant segment expenses are presented in the Company’s consolidated statements of operations.
Number of operating segments	1
Number of reportable segments	1